Quarterly Holdings Report
for
Fidelity Advisor® Global Equity Income Fund
January 31, 2024
AGED-NPRT1-0324
1.938156.111
Common Stocks - 99.4%
	Shares	Value ($)
Belgium - 0.7%
KBC Group NV	7,867	514,193
UCB SA	2,101	198,219
TOTAL BELGIUM		712,412
Brazil - 0.9%
Equatorial Energia SA	127,014	908,305
Canada - 4.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	21,067	1,234,451
Canadian Natural Resources Ltd.	10,935	699,801
Constellation Software, Inc.	219	605,283
Constellation Software, Inc. warrants 8/22/28 (a)(b)	219	0
Imperial Oil Ltd.	12,119	699,043
Metro, Inc.	17,169	901,454
PrairieSky Royalty Ltd.	36,606	603,906
TOTAL CANADA		4,743,938
China - 2.1%
Kweichow Moutai Co. Ltd. (A Shares)	1,016	227,784
NXP Semiconductors NV	7,901	1,663,714
SITC International Holdings Co. Ltd.	111,487	169,164
TOTAL CHINA		2,060,662
Finland - 0.9%
Elisa Corp. (A Shares)	16,987	775,619
Neste OYJ	4,672	161,821
TOTAL FINLAND		937,440
France - 4.2%
Airbus Group NV	5,916	942,335
Capgemini SA	3,057	684,527
Edenred SA	15,175	908,867
LVMH Moet Hennessy Louis Vuitton SE	1,611	1,340,447
VINCI SA	2,436	307,721
TOTAL FRANCE		4,183,897
Germany - 2.9%
Deutsche Telekom AG	30,283	743,382
Rheinmetall AG	4,230	1,484,778
Siemens AG	3,788	678,142
TOTAL GERMANY		2,906,302
Hong Kong - 0.6%
AIA Group Ltd.	66,214	519,278
HKBN Ltd.	271,997	113,032
TOTAL HONG KONG		632,310
Hungary - 0.4%
Richter Gedeon PLC	13,502	364,481
India - 0.3%
HDFC Bank Ltd. sponsored ADR	3,440	190,886
Redington (India) Ltd.	45,659	98,756
TOTAL INDIA		289,642
Italy - 0.4%
Prysmian SpA	9,300	411,970
Japan - 7.0%
Capcom Co. Ltd.	12,094	461,250
Daiichikosho Co. Ltd.	32,322	442,807
FUJIFILM Holdings Corp.	5,027	318,636
Hitachi Ltd.	8,577	673,726
Hoya Corp.	6,431	816,925
Inaba Denki Sangyo Co. Ltd.	21,556	515,055
Minebea Mitsumi, Inc.	19,998	413,363
Renesas Electronics Corp. (a)	34,569	567,194
Roland Corp.	11,195	371,941
Shin-Etsu Chemical Co. Ltd.	20,663	813,341
Sony Group Corp.	10,297	1,009,810
Toyota Motor Corp.	28,847	576,012
TOTAL JAPAN		6,980,060
Kenya - 0.1%
Safaricom Ltd.	1,435,064	121,600
Korea (South) - 1.1%
Samsung Electronics Co. Ltd.	20,046	1,089,249
Luxembourg - 0.2%
L'Occitane Ltd.	49,000	156,452
Sweden - 0.3%
HEXPOL AB (B Shares)	30,602	351,698
Switzerland - 0.9%
Compagnie Financiere Richemont SA Series A	2,620	389,161
Sika AG	1,872	516,781
TOTAL SWITZERLAND		905,942
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	102,421	2,050,741
United Kingdom - 6.8%
AstraZeneca PLC sponsored ADR	19,297	1,285,952
B&M European Value Retail SA	92,608	608,640
BAE Systems PLC	63,889	952,976
Compass Group PLC	25,311	697,160
Diageo PLC	10,523	380,068
JD Sports Fashion PLC	338,653	502,349
London Stock Exchange Group PLC	4,200	475,079
RELX PLC (London Stock Exchange)	16,799	693,363
RS GROUP PLC	43,405	432,136
Starling Bank Ltd. Series D (a)(b)(c)	20,800	82,770
Unilever PLC	8,742	425,388
WH Smith PLC	15,492	237,756
TOTAL UNITED KINGDOM		6,773,637
United States of America - 62.7%
Accenture PLC Class A	4,925	1,792,109
Albertsons Companies, Inc.	9,300	197,346
Amdocs Ltd.	10,591	970,983
Ameren Corp.	6,689	465,354
American Tower Corp.	2,196	429,647
Apple, Inc.	27,508	5,072,475
AT&T, Inc.	18,808	332,714
Ball Corp.	3,698	205,054
Bank of America Corp.	46,728	1,589,219
BJ's Wholesale Club Holdings, Inc. (a)	7,910	508,929
BlackRock, Inc. Class A	500	387,155
Bristol-Myers Squibb Co.	7,311	357,289
Capital One Financial Corp.	4,754	643,311
Chubb Ltd.	3,090	757,050
Cisco Systems, Inc.	23,846	1,196,592
Comcast Corp. Class A	16,782	781,034
Costco Wholesale Corp.	1,198	832,466
Crane Co.	4,321	536,279
Crane Nxt Co.	2,421	141,096
Crown Holdings, Inc.	6,270	554,895
Danaher Corp.	5,334	1,279,680
Dollar Tree, Inc. (a)	6,425	839,234
Eli Lilly & Co.	3,216	2,076,282
Estee Lauder Companies, Inc. Class A	2,257	297,901
Experian PLC	19,215	799,774
Exxon Mobil Corp.	14,772	1,518,709
Freeport-McMoRan, Inc.	24,937	989,750
General Dynamics Corp.	1,000	264,990
General Electric Co.	7,557	1,000,698
Gilead Sciences, Inc.	9,401	735,722
H&R Block, Inc.	17,425	816,187
Hartford Financial Services Group, Inc.	11,508	1,000,736
Hess Corp.	3,908	549,191
Hillenbrand, Inc.	4,800	223,536
Johnson Controls International PLC	6,106	321,725
JPMorgan Chase & Co.	12,434	2,167,992
Kenvue, Inc.	14,200	294,792
Keurig Dr. Pepper, Inc.	11,737	369,011
Lamar Advertising Co. Class A	6,746	706,171
Linde PLC	3,870	1,566,692
Lowe's Companies, Inc.	3,396	722,805
M&T Bank Corp.	5,525	763,003
McDonald's Corp.	2,857	836,301
Merck & Co., Inc.	8,544	1,031,944
Microsoft Corp.	13,369	5,315,253
Mondelez International, Inc.	4,754	357,834
MSCI, Inc.	562	336,424
Nestle SA (Reg. S)	5,701	649,632
NextEra Energy, Inc.	9,479	555,754
PG&E Corp.	10,627	179,277
Phillips 66 Co.	1,943	280,394
PNC Financial Services Group, Inc.	8,096	1,224,196
Procter & Gamble Co.	6,226	978,354
Roche Holding AG (participation certificate)	4,731	1,346,993
Sanofi SA	9,980	999,452
Southern Co.	8,150	566,588
T-Mobile U.S., Inc.	8,079	1,302,577
Tapestry, Inc.	9,008	349,420
Target Corp.	1,969	273,849
The Coca-Cola Co.	11,672	694,367
The Travelers Companies, Inc.	4,536	958,729
TJX Companies, Inc.	13,720	1,302,165
U.S. Bancorp	12,900	535,866
United Parcel Service, Inc. Class B	2,735	388,097
UnitedHealth Group, Inc.	3,523	1,802,860
Valero Energy Corp.	1,558	216,406
Veralto Corp.	1,992	152,766
Verizon Communications, Inc.	10,023	424,474
Vistra Corp.	11,406	467,988
Walmart, Inc.	3,980	657,695
WEC Energy Group, Inc.	3,665	295,985
Wells Fargo & Co.	26,627	1,336,143
TOTAL UNITED STATES OF AMERICA		62,873,361
Zambia - 0.2%
First Quantum Minerals Ltd.	23,850	216,423
TOTAL COMMON STOCKS (Cost $80,610,741)		99,670,522

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $80,610,741)	99,670,522
NET OTHER ASSETS (LIABILITIES) - 0.6%	582,283
NET ASSETS - 100.0%	100,252,805

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $82,770 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	40,298

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,880,612	5,928,948	7,809,560	27,099	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	885,055	885,055	88	-	-	-	0.0%
Total	1,880,612	6,814,003	8,694,615	27,187	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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